REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,885	$ 263	¥ 1,822
Long-term contract liabilities	1,485	$ 207	1,351
Total contract liabilities	¥ 3,370		¥ 3,173